Sensitivity analysis to key market risks	6 Months Ended
Jun. 30, 2021
Sensitivity analysis to key market risks
Sensitivity analysis to key market risks

C6     Sensitivity analysis to key market risks

The Group’s risk framework and the management of risks, including those attached to the Group’s financial statements, including financial assets, financial liabilities and insurance liabilities, have been included under the Group Risk Framework heading. The following sections set out the sensitivity of the Group’s profit or loss and shareholders’ equity from the continuing operations to instantaneous changes in interest rates and equity levels, which are then assumed to remain unchanged for the long term. Further information of the Group’s sensitivity to key risks was set out in the Group’s financial statements for the year ended 31 December 2020.

C6.1  Continuing insurance operations

The table below shows the sensitivity of shareholders’ equity as at 30 June 2021 and 31 December 2020 for continuing insurance operations to the following market risks:

–	1 per cent increase and 0.5 per cent decrease in interest rates (based on local government bond yields at the valuation date) in isolation and subject to a floor of zero; and
–	Instantaneous 10 per cent rise and 20 per cent fall in the market value of equity and property assets. The equity risk sensitivity analysis assumes that all equity indices fall by the same percentage.

The sensitivities below only allow for limited management actions such as changes to policyholder bonuses, where applicable. If the economic conditions set out in the sensitivities persisted, the financial impacts may differ to the instantaneous impacts shown below. Given the continuous risk management processes in place, management could take additional actions to help mitigate the impact of these stresses, including (but not limited to) rebalancing investment portfolios, increased use of reinsurance, repricing of in-force benefits, changes to new business pricing and the mix of new business being sold. The sensitivities reflect all consequential impacts from market movements at the valuation date. Where liabilities are directly valued using short-term historic average rates, the average interest rates in the sensitivities are adjusted accordingly and reflected in the impact on these liabilities. These sensitivities do not include movements in credit risk, such as movements in credit spreads, and hence the valuation of debt securities and policyholder liabilities. A one-letter credit downgrade in isolation (ie ignoring any consequential change in valuation) would not have a material impact on IFRS profit or shareholders’ equity.

Net effect on shareholders' equity from continuing insurance operations	2021 $m	2020 $m
	30 Jun	31 Dec
Shareholders’ equity from continuing insurance operations	13,287	12,861
Sensitivity to key market risks*:
Interest rates and consequential effects – 1% increase	(533)	(318)
Interest rates and consequential effects – 0.5% decrease	(381)	(1,274)
Equity/property market values – 10% rise	387	410
Equity/property market values – 20% fall	(803)	(848)
*

The effect from the changes in interest rates or equity and property prices above, if they arose, would impact profit after tax for the continuing insurance operations and would mostly be recorded within short-term fluctuations in investment returns. The impact on profit after tax would be the same as the net effect on shareholders’ equity. In the context of the Group, the results of the Africa insurance operations are not materially impacted by interest rate or equity rate changes.

The degree of sensitivity of the results of the non-linked shareholder-backed business of the continuing insurance operations to movements in interest rates depends upon the degree to which the liabilities under the ‘grandfathered’ IFRS 4 measurement basis reflects market interest rates from period to period. This varies by business unit.

For example:

–	Certain businesses apply US GAAP, for which the results can be more sensitive as the effect of interest rate movements on the backing investments may not be offset by liability movements;
–	The level of options and guarantees in the products written in a particular business unit will affect the degree of sensitivity to interest rate movements; and
–	The degree of sensitivity of the results is dependent on the interest rate level at that point of time.

The sensitivity of the insurance operations presented as a whole at a given point in time will also be affected by a change in the relative size of the individual businesses.

For many operations the sensitivities are dominated by the impact of interest rate movements on the value of government and corporate bond investments, which are expected to decrease in value as interest rates increase to a greater extent than the offsetting decrease in liabilities. This arises because the discount rate in some operations does not fluctuate in line with interest rate movements. At higher levels of interest rates, the liabilities become less sensitive to interest rate movements and the effects on assets becomes more dominant, as is observed at 30 June 2021 with interest rates being higher than at 31 December 2020.

The ‘decrease of 0.5%’ sensitivities reflects that some business units’ liabilities become more sensitive at a further decrease in interest rates and the increases in liabilities as rates decrease begin to exceed asset gains. The liability movements also reflect the prudent nature of some of the regulatory regimes which leads to duration of liabilities that are longer than would be expected on a more economic basis and hence results in a mismatch with the assets that are managed on a more realistic basis. Following increases in interest rates over the first half of 2021, under a 0.5% decrease of interest rate scenario the increases in liabilities still exceed the asset gains, however at the higher interest rates at 30 June 2021 the impacts are smaller than at the very low rates observed during 2020. As noted above, the results only allow for limited management actions, and if such economic conditions persisted management could take additional actions to help mitigate the impact of these stresses, including (but not limited to) rebalancing investment portfolios, increased use of reinsurance, changes to new business pricing and the mix of new business being sold.

Generally, changes in equity and property investment values are not directly offset by movements in non-linked policyholder liabilities. Movements in equities backing with-profits and unit-linked business have been excluded as they are generally matched by an equal movement in insurance liabilities (including unallocated surplus of with-profits funds). The impact on changes to future profitability as a result of changes to the asset values within unit-linked or with-profits funds have not been included in the sensitivity above. The estimated sensitivities shown above include equity and property investments held by the Group’s joint venture and associate businesses.

C6. 2  Eastspring and central operations

The profit for the period of asset management operations is sensitive to the level of assets under management, as this significantly affects the value of management fees earned by the business in the current and future periods.

The Group’s asset management and central operations do not hold significant financial investments. At 30 June 2021, the financial investments of the central operations are principally short-term treasury bills and money market funds held by the Group’s treasury function for liquidity purposes and so there is limited sensitivity to interest rate movements.